Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income taxes [Abstract]
Schedule of income taxes recognized in income statement	Income taxes recognized in the income statements can be detailed as follows:

	Year Ended December 31,
(in thousands of $)	2025	2024	2023
Current year	$(351,264)	$(53,462)	$(9,592)
Income tax prior years	13,224	(383)	(2,080)
Current tax expense	(338,040)	(53,845)	(11,672)

Recognition of deferred tax assets	—	724,700	—
Originating and reversal of temporary differences	351,468	77,005	21,115
Deferred tax benefit	351,468	801,705	21,115

Total income tax benefit	$13,428	$747,860	$9,443

Schedule of difference between provision for income taxes and amount that result from applying statutory tax rate to income before provision for income taxes	The difference between the provision for income taxes and the amount that would result from applying the Dutch statutory tax rate to income before provision for income taxes is as follows:

	Year Ended December 31,
(in thousands of $)	2025	2024	2023
(Profit)/Loss before taxes	$(1,278,607)	$(85,180)	$304,496
Income tax (expense)/benefit calculated at the Dutch statutory federal income tax rates	(329,881)	(21,977)	78,560
Effect of intercompany asset deal/transaction	—	—	396
Effect of expenses not deductible in determining taxable	(6,188)	(5,383)	(2,674)
Effect of share-based payment expenses that are not deductible in determining taxable results	(29,673)	(13,151)	(43,040)
Effect of stock issue expenses that are not taxable in determining taxable results	—	—	18,620
Effect of tax credits and incentives1)	291,865	102,823	87,123
Effect of change of (de)recognition of deferred tax assets on tax losses	(2,500)	187,361	(2,282)
Effect of different tax rates in jurisdictions in which the company operates	9,685	4,169	(3,509)
Effect of change of (de)recognition of deferred tax assets	—	535,598	(124,457)
Effect of foreign exchange translation	87,070	(38,307)	—
Other	(6,950)	(3,273)	706
Income tax (expense)/benefit recognized in the consolidated statements of profit or loss	$13,428	$747,860	$9,443
1)This item was renamed from ‘Effect of concessions’ to enhance clarity for financial statement presentation.

Schedule of amount of deferred tax assets and liability by type of temporary difference	The amount of deferred tax assets and liability by type of temporary difference can be detailed as follows:

	As of December 31, 2025
(in thousands of $)	Assets	Liabilities	Net
Deferred tax assets/(liabilities)
Innovation income deduction credit	$159,360	$—	$159,360
Net operating loss carryforwards	138,487	—	138,487
Capitalized R&D expenses	445,550	—	445,550
Intangible assets	94,383	—	94,383
Accruals and allowances	122,654	—	122,654
Share-based payments	99,408	—	99,408
Profit in inventory	225,033	—	225,033
Other tax carryforwards	16,206	—	16,206
Property, plant and equipment	4,130	(2,121)	2,009
Non-current fixed assets	—	(8,683)	(8,683)
Other	1,944	(498)	1,446
Netting by taxable entity	(11,302)	11,302	—

Net deferred tax assets	$1,295,853	$—	$1,295,853

	As of December 31, 2024
(in thousands of $)	Assets	Liabilities	Net
Deferred tax assets/(liabilities)
Innovation Income deduction	$122,306	$—	$122,306
Net operating loss carryforwards	177,599	—	177,599
Capitalized R&D expenses	312,420	—	312,420
Intangible assets	100,321	—	100,321
Accruals and allowances	25,037	—	25,037
Share-based payments	71,481	—	71,481
Profit in inventory	110,474	—	110,474
Other tax carryforwards	8,874	—	8,874
Property, plant and equipment	3,392	(3,012)	380
Non-current fixed assets	—	(6,289)	(6,289)
Other	2,265	(569)	1,696
Netting by taxable entity	(9,870)	9,870	—

Net deferred tax assets/(liabilities)	$924,299	$—	$924,299

	As of December 31, 2023
(in thousands of $)	Assets	Liabilities	Net
Deferred tax assets/(liabilities)
Accruals and allowances	$13,189	$—	$13,189
Share-based payments	23,310	—	23,310
Profit in inventory	52,026	—	52,026
Other tax carryforwards	6,339	—	6,339
Property, plant and equipment	2,136	(1,550)	586
Non-current fixed assets	—	(5,155)	(5,155)
Other	1,760	—	1,760
Netting by taxable entity	(1,549)	1,550	1

Net deferred tax assets/(liabilities)	$97,211	$(5,155)	$92,056

Schedule of change in net deferred taxes	The change in net deferred taxes recorded in the consolidated statements of financial position can be detailed as follows:

(in thousands of $)	Deferred tax assets	Deferred tax liabilities
Balance on January 1, 2025	$924,299	$—
Recognized in profit or loss	264,021	—
Recognized in equity	20,780	—
Effects of change in foreign exchange rate	86,753	—
Balance on December 31, 2025	$1,295,853	$—

(in thousands of $)	Deferred tax assets	Deferred tax liabilities
Balance on January 1, 2024	$97,211	$(5,155)
Recognized in profit or loss	758,264	5,155
Recognized in equity	30,846	—
Effects of change in foreign exchange rate	37,978	—
Balance on December 31, 2024	$924,299	$—

(in thousands of $)	Deferred tax assets	Deferred tax liabilities
Balance on January 1, 2023	$79,222	$(8,406)
Recognized in profit or loss	17,685	3,430
Recognized in equity	381	—
Effects of change in foreign exchange rate	(77)	(179)
Balance on December 31, 2023	$97,211	$(5,155)